Real Estate	12 Months Ended
Dec. 31, 2010
REAL ESTATE
3. REAL ESTATE
The Company owns and operates industrial and office properties located principally in suburban mixed-use developments or business parks. The carrying value of these properties by type as of December 31, 2010 and 2009 is as follows (in thousands):

	Land	Buildings
	And Land	And		Accumulated
	Improvements	Improvements	Total	Depreciation
2010
Industrial properties	$387,079	$1,882,659	$2,269,738	$463,058
Office properties	477,718	2,538,003	3,015,721	627,627

2010 Total	$864,797	$4,420,662	$5,285,459	$1,090,685

2009
Industrial properties	$375,630	$1,841,359	$2,216,989	$417,694
Office properties	473,358	2,441,891	2,915,249	553,241

2009 Total	$848,988	$4,283,250	$5,132,238	$970,935

Depreciation expense was $147.3 million in 2010, $144.5 million in 2009 and $147.2 million in 2008.
Information on the operating properties the Company sold during the years ended December 31, 2010 and 2009 is as follows:

2010 Sales	Number of	Leaseable
Reportable Segment	Buildings	Square Feet	Gross Proceeds
			(in thousands)
Northeast
Southeastern PA	2	63,925	$5,987
Lehigh/Central PA	2	146,800	7,216
Other	1	39,151	5,100
Central	1	26,660	523
South	4	401,791	10,190

Total	10	678,327	$29,016

2009 Sales	Number of	Leaseable
Reportable Segment	Buildings	Square Feet	Gross Proceeds
			(in thousands)
Northeast
Southeastern PA	2	143,300	$13,725
Lehigh/Central PA	6	452,412	30,195
Other	6	469,427	42,064
Central	3	338,690	17,540
South	12	878,275	62,038

Total	29	2,282,104	$165,562

LIBERTY PROPERTY LIMITED PARTNERSHIP
REAL ESTATE
3. REAL ESTATE
The Company owns and operates industrial and office properties located principally in suburban mixed-use developments or business parks. The carrying value of these properties by type as of December 31, 2010 and 2009 is as follows (in thousands):

	Land	Buildings
	And Land	And		Accumulated
	Improvements	Improvements	Total	Depreciation
2010
Industrial properties	$387,079	$1,882,659	$2,269,738	$463,058
Office properties	477,718	2,538,003	3,015,721	627,627

2010 Total	$864,797	$4,420,662	$5,285,459	$1,090,685

2009
Industrial properties	$375,630	$1,841,359	$2,216,989	$417,694
Office properties	473,358	2,441,891	2,915,249	553,241

2009 Total	$848,988	$4,283,250	$5,132,238	$970,935

Depreciation expense was $147.3 million in 2010, $144.5 million in 2009 and $147.2 million in 2008.
Information on the operating properties the Company sold during the years ended December 31, 2010 and 2009 is as follows:
2010 Sales

	Number of	Leaseable
Reportable Segment	Buildings	Square Feet	Gross Proceeds
			(in thousands)
Northeast
Southeastern PA	2	63,925	$5,987
Lehigh/Central PA	2	146,800	7,216
Other	1	39,151	5,100
Central	1	26,660	523
South	4	401,791	10,190

Total	10	678,327	$29,016

2009 Sales

	Number of	Leaseable
Reportable Segment	Buildings	Square Feet	Gross Proceeds
			(in thousands)
Northeast
Southeastern PA	2	143,300	$13,725
Lehigh/Central PA	6	452,412	30,195
Other	6	469,427	42,064
Central	3	338,690	17,540
South	12	878,275	62,038

Total	29	2,282,104	$165,562